Intangible Assets (Schedule Of future amortization expense of intangible assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2012	$ 19.0
2013	13.6
2014	11.3
2015	11.2
2016	$ 11.2